Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Oct. 28, 2020
American Conservative Values ETF
Account Value [Line Items]
Account Value	$ 17,830	$ 14,740	$ 12,990	$ 13,560	$ 10,000
S&P 500® Index
Account Value [Line Items]
Account Value	$ 17,890	$ 14,650	$ 12,960	$ 13,590	$ 10,000